Schedule of employee benefits liability (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Disclosure of defined benefit plans [abstract]
Defined benefit obligation	₨ 70,513	₨ 78,720
Liability for compensated absences	36,384	57,513
Total liability	106,897	136,233
Defined benefit plan asset (refer to note 21)	126	1,898
Total asset	126	1,898
Net Unfunded liability	₨ 70,387	₨ 76,822